Transactions with Related Parties - CEO & Members of BoD (Details) $ in Thousands	5 Months Ended
Jun. 08, 2015 USD ($) shares
Related Party Transaction [Line Items]
Stock Issued During Period Shares New Issues	28,571,428
Chairman, President and Chief Executive Officer
Related Party Transaction [Line Items]
Sale Of Stock Consideration Received Per Transaction | $	$ 10,000
Stock Issued During Period Shares New Issues	1,428,571
Percentage Of Shareholder	5.40%